Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Iris Parent Holding Corp
Description of Organization and Business Operations

Note 1. Description of Organization and Business Operations

Liminatus Pharma, Inc. (successor to Iris Parent Holding Corp) (“Pharma” or the “Company”) was incorporated in the State of Delaware on November 23, 2022. The purpose of the Company is to facilitate the Business Combination, as further described below.

The Company selected December 31 as its fiscal year end.

Wholly-owned Subsidiaries

As of March 31, 2025, the Company has two wholly-owned subsidiaries, Liminatus Pharma Merger Sub, Inc., a Delaware corporation (“Liminatus Merger Sub”), and SPAC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“SPAC Merger Sub”). The purpose of these two wholly-owned subsidiaries is to facilitate the Business Combination.

Business Combination

On November 30, 2022, Iris Acquisition Corp, a Delaware corporation (“Iris”), the Company, Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Merger Sub and SPAC Merger Sub entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”).

On March 4, 2025, Iris held a special meeting of stockholders. At the special meeting, Iris’s stockholders voted to approve the Business Combination and adopt the Business Combination Agreement, among other items. In connection with the special meeting, stockholders holding 59,844 Iris Class A Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.74 per share, subject to adjustment for taxes payable from the trust account, for an aggregate redemption amount of approximately $702,359.

On April 30, 2025 (the “Closing Date”), the Company consummated the business combination contemplated by the Business Combination Agreement, pursuant to which (a) Liminatus Merger Sub merged with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of the Company, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub merged with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”), and in connection therewith the Company changed its name from “Iris Parent Holding Corp.” to “Liminatus Pharma, Inc.”

Pursuant to the Business Combination Agreement, among other matters, at the effective time of the Business Combination (the “Effective Time”), (i) every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A common stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of the Company, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the applicable warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v) the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

Upon the consummation of the Business Combination, the Iris Class A Shares, Iris Units and Public Warrants ceased trading on the OTC Pink Marketplace, and the Common Stock and Public Warrants began trading on The Nasdaq Stock Market (“Nasdaq”) under the trading symbols “LIMN” and “LIMNW,” respectively, on May 1, 2025.

Liquidity and Capital Resources

As discussed above, the Company currently has no substantive operations, and the purpose of the Company is to facilitate the Business Combination. Although the Business Combination was completed on April 30, 2025, the Company does not believe the funds of the combined company will be sufficient to allow the company to continue as a going concern twelve months from the issuance date of these unaudited condensed consolidated financial statements. As such, this raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities as reported within these unaudited condensed consolidated financial statements.

Note 1. Description of Organization and Business Operations

Iris Parent Holding Corp. (the “Company”) was incorporated in the State of Delaware on November 23, 2022. The purpose of the Company is to facilitate a business combination, as further described below.

Wholly-owned subsidiaries

The Company has two wholly-owned subsidiaries, Liminatus Pharma Merger Sub, Inc., a Delaware corporation (“Liminatus Merger Sub”), and SPAC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“SPAC Merger Sub”). The purpose of these two wholly-owned subsidiaries is to facilitate a business combination.

Business Combination

On November 30, 2022, Iris Acquisition Corporation, a Delaware corporation (“Iris”), the Company, Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Merger Sub and SPAC Merger Sub entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) whereby (a) Liminatus Merger Sub will merge with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of the Company, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub will merge with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”).

Pursuant to the Business Combination Agreement: (i) immediately prior to the effective time of the Mergers (the “Effective Time”), every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A Common Stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one whole redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of the Company, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v)  the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

Pursuant to the Business Combination Agreement, on April 30, 2025, in sequential order: (a) Liminatus Merger Sub merged with and into Liminatus, with Liminatus continuing as the surviving company and a wholly owned subsidiary of the Company and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub merged with and into Iris, with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company.

Liquidity, Capital Resources and Going Concern

As discussed above, the Company currently has no substantive operations, and the purpose of the Company is to facilitate the Business Combination. Management has determined that if the Company is unable to complete the Business Combination, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution of Iris of June 30, 2025 raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities as reported within these consolidated financial statements.